Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

May 29, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 154 (“PEA 154”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 198 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 154 is being filed for the purpose of making non-material changes to the: (a) Institutional Class, Class P, Administrative Class and Class D prospectus for the CommodityRealReturn Strategy, High Yield, Low Duration, Real Return, Short-Term, Total Return, Total Return II and Total Return III Funds (the “Funds”); and (b) Class A, Class B, Class C and Class R prospectus for the CommodityRealReturn Strategy, High Yield, Low Duration, Real Return, Short-Term and Total Return Funds. Additionally, PEA 154 is being filed to implement the Funds’ compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28584 (Jan. 13, 2009). PEA 154 does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

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